Morgan Stanley Institutional Fund, Inc.

1221 Avenue of the Americas

New York, New York 10020

VIA EDGAR

May 4, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 205549

Re: Morgan Stanley Institutional Fund, Inc.

       File Number: 33-23166, 811-05624

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 27, 2007, accession number 0001104659-07-032545.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 878-4931.

Very truly yours,

Morgan Stanley Institutional Fund, Inc.

/s/ Daniel Burton
Daniel Burton
Assistant Secretary